FINANCIAL INSTRUMENTS - Reconciliation (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 IDR (Rp)
Disclosure of fair value measurement of assets [line items]
Assets at beginning of period	Rp 274,817
Assets at end of period	286,592	$ 18,612	Rp 274,817
Level 3
Disclosure of fair value measurement of assets [line items]
Assets at beginning of period	6,358		4,762
Profit or loss	(617)		313
Other comprehensive income	(70)		(31)
Purchase/addition	330		1,338
Settlement/deduction	(4)		(24)
Assets at end of period	Rp 5,997		Rp 6,358